12. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)
	2012	2011
Federal:
Current	$–	$–
Deferred	1,209,000	821,450
	1,209,000	821,450
State and local:
Current	–	–
Deferred	187,000	127,000
	187,000	127,000

Change in valuation allowance	(1,396,000)	(948,450)

Income tax provision (benefit)	$–	$–

Schedule of Effective Income Tax Rate Reconciliation
December 31, 2012 and 2011
Statutory federal income tax rate	(35.0%)
Statutory state and local income tax rate (8.25%), net of federal benefit	(5.4%)
Change in valuation allowance	40.4%
Effective tax rate	0.00%

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2012	2011
Deferred tax assets (liabilities):
Stock based compensation to be issued and to be issued for services rendered	$1,157,000	$231,500
Net operating loss carry forward	1,108,000	716,950
Less: valuation allowance	(2,265,000)	(948,450)
Net deferred tax asset	$–	$–